Employee Benefits - Summary of Components of Cash Settled Awards Obligation Expense Recognized (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost	€ 6
Current service cost	947
Cash Settled Awards
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	21,333
Interest cost	(14)
Benefits paid	(7,919)
Actuarial Gains and Losses	(10,832)
Transferred to SGP 2021-2027	(400)
Stock granted	(2,168)
Cash Settled Awards | Incentive Plan 2012-2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	13,338
Interest cost	(9)
Benefits paid	(7,919)
Actuarial Gains and Losses	(3,299)
Transferred to SGP 2021-2027	(400)
Stock granted	(1,711)
Cash Settled Awards | Incentive Plan 2018-2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	7,995
Interest cost	(5)
Actuarial Gains and Losses	(7,533)
Stock granted	(457)
Stock Grant Plan 2021-2027
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost	6
Current service cost	€ 947